Employee Benefits Expenses	12 Months Ended
Dec. 31, 2023
Employee Benefits Expenses
Employee Benefits Expenses

(B.2) Employee Benefits Expenses

€ millions	2023	2022	2021
Salaries	12,128	11,369	10,120
Social security expenses	1,919	1,779	1,516
Share-based payment expenses	2,220	1,431	1,334
Pension expenses	438	447	390
Employee-related restructuring expenses	222	85	25
Termination benefits outside of restructuring plans	64	44	101
Employee benefits expenses	16,992	15,157	13,487